UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-02383

ALLIANCEBERNSTEIN BOND FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: September 30, 2008

Date of reporting period: December 31, 2007

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein Bond Fund-Corporate Bond Portfolio

Portfolio of Investments

December 31, 2007 (unaudited)

	Principal Amount (000)	U.S. $ Value
CORPORATES - INVESTMENT GRADES - 71.6%
Industrial - 42.5%
Basic - 6.1%
Alcan, Inc.
5.20%, 1/15/14	$3,500	$3,518,410
Inco Ltd.
5.70%, 10/15/15	7,995	7,986,933
International Steel Group, Inc.
6.50%, 4/15/14	2,565	2,633,809
Southern Copper Corp.
7.50%, 7/27/35	3,900	4,130,529
Teck Cominco Ltd.
6.125%, 10/01/35	5,000	4,620,365
Union Carbide Corp.
7.75%, 10/01/96	5,000	5,233,820
United States Steel Corp.
6.65%, 6/01/37	3,300	2,943,745
Weyerhaeuser Co.
7.375%, 3/15/32	4,300	4,315,244

		35,382,855

Capital Goods - 2.1%
Lafarge SA
7.125%, 7/15/36	2,500	2,429,658
Tyco International Group SA
6.00%, 11/15/13	9,550	9,815,872

		12,245,530

Communications - Media - 9.3%
BSKYB Finance UK PLC
6.50%, 10/15/35 (a)	4,000	3,868,916
Comcast Cable Communications Holdings, Inc.
9.455%, 11/15/22	15,420	19,608,735
News America Holdings, Inc.
7.75%, 12/01/45	1,800	1,952,213
News America, Inc.
6.40%, 12/15/35	5,000	5,058,230
Reed Elsevier Capital, Inc.
4.625%, 6/15/12	5,000	4,883,965
RR Donnelley & Sons Co.
4.95%, 4/01/14	2,400	2,262,720
Time Warner, Inc.
7.70%, 5/01/32	5,000	5,555,275
Turner Broadcasting System, Inc.
8.375%, 7/01/13	9,473	10,637,393

		53,827,447

Communications - Telecommunications - 9.2%
Bellsouth Capital Funding Corp.
7.875%, 2/15/30	3,800	4,426,905
Embarq Corp.
6.738%, 6/01/13	5,000	5,171,885
7.082%, 6/01/16	4,300	4,430,638
Nextel Communications, Inc.
Series D
7.375%, 8/01/15	7,000	6,892,333
Series E
6.875%, 10/31/13	5,000	4,925,610
Qwest Corp.
7.50%, 10/01/14	3,300	3,349,500
7.625%, 6/15/15	1,590	1,617,825
Rogers Cable, Inc.
7.875%, 5/01/12	1,500	1,641,387
Sprint Capital Corp.
6.875%, 11/15/28	4,500	4,267,633
Telecom Italia Capital SA
4.00%, 1/15/10	5,000	4,897,170
Verizon New Jersey, Inc.
Series A
5.875%, 1/17/12	2,500	2,574,495
Verizon New York, Inc.
Series B
7.375%, 4/01/32	4,290	4,709,764
Vodafone Group PLC
7.875%, 2/15/30	3,800	4,477,069

		53,382,214

Consumer Cyclical - Other - 1.5%
Starwood Hotels & Resorts Worldwide, Inc.
7.375%, 11/15/15	5,035	5,197,993
Toll Brothers Finance Corp.
5.15%, 5/15/15	3,900	3,539,094

		8,737,087

Consumer Cyclical - Retailers - 2.6%
Federated Department Stores, Inc.
6.625%, 4/01/11	2,500	2,612,723
JC Penney Corp., Inc.
7.40%, 4/01/37	4,100	4,070,205
Limited Brands, Inc.
5.25%, 11/01/14	2,582	2,317,533
6.90%, 7/15/17	3,500	3,381,707
Nordstrom Inc.
7.00%, 1/15/38	2,600	2,679,134

		15,061,302

Consumer Non-Cyclical - 7.8%
Altria Group, Inc.
7.75%, 1/15/27	5,000	6,441,945
Coventry Health Care, Inc.
5.875%, 1/15/12	1,660	1,687,582
5.95%, 3/15/17	1,415	1,387,423
Fisher Scientific International, Inc.
6.125%, 7/01/15	3,000	2,979,999
The Kroger Co.
4.95%, 1/15/15	5,250	5,052,936
7.50%, 4/01/31	2,000	2,230,062
Reynolds American, Inc.
7.625%, 6/01/16	9,000	9,566,964
Safeway, Inc.
5.80%, 8/15/12	5,000	5,173,360
7.25%, 2/01/31	2,000	2,167,794
Sara Lee Corp.
6.125%, 11/01/32	1,600	1,515,093
Tyson Foods, Inc.
6.85%, 4/01/16	7,000	7,183,085

		45,386,243

Energy - 1.4%
Duke Capital LLC
8.00%, 10/01/19	3,000	3,456,102
Gazprom
6.212%, 11/22/16 (a)	5,000	4,797,000

		8,253,102

Technology - 1.4%
Electronic Data Systems Corp.
Series B
6.50%, 8/01/13	6,000	6,066,930
Motorola, Inc.
6.50%, 9/01/25	2,035	1,976,205
7.50%, 5/15/25	325	345,812

		8,388,947

Transportation - Railroads - 1.1%
CSX Transportation, Inc.
9.75%, 6/15/20	5,200	6,713,564

		247,378,291

Financial Institutions - 19.7%
Banking - 5.3%
BOI Capital Funding Number 2
5.571%, 2/01/16 (a)(b)	1,425	1,230,886
Credit Agricole SA/London
6.637%, 5/31/17 (a)(b)	3,000	2,783,253
Dresdner Funding Trust I
8.151%, 6/30/31 (a)	7,000	7,139,496
Mizuho Financial Group Cayman Ltd.
8.375%, 4/27/09	9,100	9,195,004
MUFG Capital Finance 1 Ltd.
6.346%, 7/25/16 (b)	2,400	2,273,122
Resona Preferred Global Securities
7.191%, 7/30/15 (a)(b)	5,000	4,961,190
Russia Agriculture Bank Rshb C
6.299%, 5/15/17 (a)	1,550	1,465,215
Washington Mutual Preferred Funding Trust I
6.534%, 3/15/11 (a)(b)	2,700	1,667,061

		30,715,227

Brokerage - 1.2%
The Bear Stearns Cos, Inc.
5.35%, 2/01/12	3,500	3,408,752
Lehman Brothers Holdings, Inc.
Series MTNG
4.80%, 3/13/14	3,600	3,350,509

		6,759,261

Finance - 4.7%
Capital One Financial Corp.
5.50%, 6/01/15	3,700	3,412,769
CIT Group Funding Co. of Canada
5.20%, 6/01/15	3,600	3,082,165
CIT Group, Inc.
5.125%, 9/30/14	4,200	3,699,654
Countrywide Financial Corp.
Series MTN
5.80%, 6/07/12	716	523,037
Countrywide Home Loans, Inc.
Series MTNL
4.00%, 3/22/11	78	56,320
ILFC E-Capital Trust II
6.25%, 12/21/65 (a)(b)	1,500	1,433,555
iStar Financial, Inc.
5.375%, 4/15/10	2,500	2,314,423
Series 1
5.875%, 3/15/16	3,700	3,020,399
SLM Corp.
5.00%, 10/01/13	4,100	3,593,683
5.375%, 5/15/14	3,800	3,378,477
5.45%, 4/25/11	3,000	2,760,747

		27,275,229

Insurance - 8.0%
Aetna, Inc.
6.75%, 12/15/37	2,800	2,792,992
Farmers Insurance Exchange
8.625%, 5/01/24 (a)	3,000	3,340,785
Humana, Inc.
6.45%, 6/01/16	2,200	2,216,845
Liberty Mutual Group, Inc.
6.70%, 8/15/16 (a)	5,000	5,188,100
MBIA, Inc.
5.70%, 12/01/34	3,900	3,093,383
North Front Pass Through Trust
5.81%, 12/15/24 (a)(b)	5,000	4,784,085
Ohio Casualty Corp.
7.30%, 6/15/14	6,650	7,132,876
WellPoint, Inc.
5.85%, 1/15/36	4,400	4,054,318
WR Berkley Corp.
5.60%, 5/15/15	7,500	7,264,395
ZFS Finance USA Trust I
6.15%, 12/15/65 (a)(b)	7,000	6,775,622

		46,643,401

Other Finance - 0.5%
ORIX Corp.
5.48%, 11/22/11	3,000	2,999,904

		114,393,022

Utility - 9.4%
Electric - 4.8%
Constellation Energy Group, Inc.
7.60%, 4/01/32	3,700	4,162,363
Dominion Resources, Inc./VA
7.50%, 6/30/66 (b)	4,100	4,053,523
FPL Group Capital, Inc.
6.35%, 10/01/66 (b)	5,000	4,728,945
Kansas Gas & Electric
5.647%, 3/29/21	4,916	4,936,762
Oncor Electric Delivery Co.
7.00%, 5/01/32	3,200	3,321,088
Potomac Edison Co.
5.35%, 11/15/14	3,500	3,395,427
Xcel Energy, Inc.
6.50%, 7/01/36	3,300	3,273,745

		27,871,853

Natural Gas - 4.6%
Energy Transfer Partners LP
5.95%, 2/01/15	1,500	1,471,365
Enterprise Products Operating LP
Series B
5.00%, 3/01/15	10,000	9,552,230
6.65%, 10/15/34	3,000	3,052,521
Source Gas LLC
5.90%, 4/01/17 (a)	3,000	2,858,769
Southern Union Co.
7.60%, 2/01/24	3,200	3,363,622
TransCanada Pipelines Ltd.
6.35%, 5/15/67 (b)	4,500	4,217,760
Williams Cos, Inc.
7.625%, 7/15/19	2,100	2,275,875

		26,792,142

		54,663,995

Total Corporates - Investment Grades (cost $420,314,114)		416,435,308

CORPORATES - NON-INVESTMENT GRADES - 12.3%
Industrial - 8.1%
Basic - 0.5%
Packaging Corp. of America
5.75%, 8/01/13	2,825	2,887,105

Communications - Media - 2.3%
Clear Channel Communications, Inc.
5.75%, 1/15/13	2,500	2,070,095
DirecTV Holdings LLC
6.375%, 6/15/15	5,155	4,948,800
Echostar DBS Corp.
7.00%, 10/01/13	4,300	4,343,000
Shaw Communications, Inc.
7.20%, 12/15/11	655	673,831
7.25%, 4/06/11	1,235	1,268,963

		13,304,689

Communications - Telecommunications - 0.2%
Windstream Corp.
8.125%, 8/01/13	1,369	1,416,915

Consumer Cyclical - Automotive - 0.3%
TRW Automotive, Inc.
7.25%, 3/15/17 (a)	1,800	1,615,500

Consumer Cyclical - Other - 3.1%
DR Horton, Inc.
6.00%, 4/15/11	4,256	3,845,653
Harrahs Operating Co. Inc.
5.375%, 12/15/13	10,000	7,600,000
MGM Mirage
6.75%, 9/01/12	4,500	4,381,875
Station Casinos, Inc.
6.875%, 3/01/16	3,300	2,409,000

		18,236,528

Consumer Cyclical - Retailers - 0.9%
GSC Holdings Corp.
8.00%, 10/01/12	5,000	5,206,250

Consumer Non-Cyclical - 0.5%
Boston Scientific Corp.
6.00%, 6/15/11	3,000	2,895,000

Energy - 0.3%
Tesoro Corp.
6.25%, 11/01/12	1,500	1,500,000

		47,061,987

Utility - 2.8%
Electric - 2.8%
Dynegy Holdings, Inc.
8.375%, 5/01/16	2,700	2,639,250
Edison Mission Energy
7.00%, 5/15/17	2,280	2,240,100
Indiantown Cogeneration LP
Series A-9
9.26%, 12/15/10	4,666	4,865,774
Reliant Energy, Inc.
7.625%, 6/15/14	450	445,500
7.875%, 6/15/17	560	554,400
Teco Finance, Inc.
6.572%, 11/01/17 (a)	2,048	2,168,719
7.00%, 5/01/12 (a)	2,952	3,126,006

		16,039,749

Financial Institutions - 1.4%
Banking - 0.2%
Russian Standard Finance
7.50%, 10/07/10 (a)	1,314	1,176,030

Insurance - 1.2%
AFC Capital Trust I
Series B
8.207%, 2/03/27	5,000	4,766,525
Liberty Mutual Group, Inc.
7.80%, 3/15/37 (a)	2,705	2,389,597

		7,156,122

		8,332,152

Total Corporates - Non-Investment Grades (cost $75,976,634)		71,433,888

GOVERNMENT-RELATED - NON-U.S. ISSUERS - 5.9%
Sovereigns - 5.9%
United Mexican States
5.625%, 1/15/17	24,000	24,300,000
Republic of South Africa
5.875%, 5/30/22	10,000	9,900,000

Total Government-Related - Non-U.S. Issuers (cost $33,613,405)		34,200,000

	Shares
NON-CONVERTIBLE - PREFERRED STOCKS - 5.4%
Industrial - 4.0%
Communications - Telecommunications - 4.0%
Centaur Funding Corp.
9.08% (a)	20,280	23,486,775

Financial Institutions - 1.4%
Banking - 0.9%
Royal Bank of Scotland Group PLC
6.35%	200,000	3,900,000
Santander Finance Preferred SA Unipersonal
6.80%	67,000	1,477,350

		5,377,350

Other Finance - 0.5%
Capital One Capital II
7.50%	130,000	2,470,000

		7,847,350

Total Non-Convertible - Preferred Stocks (cost $30,400,000)		31,334,125

	Principal Amount (000)
MORTGAGE PASS-THRU’S - 1.6%
Fixed Rate 30-Year - 1.6%
Federal National Mortgage Association
Series 2007
5.50%, 3/01/37 (cost $9,517,282)	9,610	9,599,241

GOVERNMENT-RELATED - U.S. AGENCIES - 0.5%
Agency Debentures - 0.5%
Pemex Project Funding Master Trust
5.75%, 3/01/18 (a) (cost $3,169,478)	3,191	3,183,023

U.S. TREASURIES - 0.4%
U.S. Treasury Bond
4.75%, 2/15/37 (cost $2,246,566)	2,200	2,302,436

	Shares
SHORT-TERM INVESTMENTS - 1.2%
Investment Companies - 1.2%
AllianceBernstein Fixed-Income Shares, Inc. - Prime STIF Portfolio (c) (cost $6,910,813)	6,910,813	6,910,813

Total Investments - 98.9%
(cost $582,148,292)		575,398,834
Other assets less liabilities - 1.1%		6,201,112

Net Assets - 100.0%		$581,599,946

CREDIT DEFAULT SWAP CONTRACTS

Swap Counterparty & Referenced Obligation	Notional Amount (000)	Interest Rate	Termination Date	Unrealized Appreciation/ (Depreciation)

Buy Contracts:
Merrill Lynch Reed Elsevier Capital, Inc.	$5,000	0.32%	6/20/12	$(7,099)
Morgan Stanley Time Warner	5,000	0.37	6/20/11	27,489
Sale Contracts:
Merrill Lynch Union Pacific Corp.	6,000	0.53	12/20/15	(633)

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2007, the aggregate market value of these securities amounted to $89,439,583 or 15.4% of net assets.
(b)	Variable rate coupon, rate shown as of December 31, 2007.
(c)	Investment in affiliated money market mutual fund.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT
3(a)(1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3(a)(2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Bond Fund, Inc.

By:	/s/ Marc O. Mayer
Marc O. Mayer
President

Date:	February 22, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Marc O. Mayer
Marc O. Mayer
President

Date:	February 22, 2008

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	February 22, 2008

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